Warranty	12 Months Ended
Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Warranty
14.	WARRANTY
The following is a continuity of the Company’s warranty accruals:

	2020	2019

Balance, beginning of year	$252	$208
Expense, net	164	142
Settlements	(165)	(105)
Business combination [note 5]	21	—
Foreign exchange and other	12	7

	$284	$252